Significant capital and funding transactions - Additional Information (Detail) $ / shares in Units, shares in Thousands, $ in Millions, $ in Millions							3 Months Ended		9 Months Ended
	Jul. 29, 2024 CAD ($)	Jul. 25, 2024 CAD ($)	Jul. 24, 2024 CAD ($)	Apr. 24, 2024 USD ($) $ / shares	Apr. 02, 2024 CAD ($)	Jan. 25, 2024 CAD ($)	Jul. 31, 2024 CAD ($)	Jul. 31, 2023 CAD ($)	Jul. 31, 2024 CAD ($)	Jul. 31, 2023 CAD ($)	Aug. 24, 2024 $ / shares shares	Jul. 24, 2024 $ / shares shares	May 24, 2024 $ / shares shares	Jan. 25, 2024 $ / shares shares	Nov. 07, 2023 $ / shares shares
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Repayment of subordinated liabilities | $							$ 1,500	$ 110	$ 1,500	$ 170
Proceeds from issue of preference shares | $							$ 596		$ 2,702
Series 4 Preferred Shares [Member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Par value per share | $ / shares				$ 1,000
Series Bv Preferred Shares [Member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Proceeds from issuing shares | $				$ 1,000
Par value per share | $ / shares				$ 1,000
Series 4 Common Shares [Member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Proceeds from issuing shares | $				$ 1,000
Series C2 Depositary Shares [Member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Number of shares redeemed | shares															615
Series C2 Preference Shares [Member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Par value per share | $ / shares															$ 1,000
Number of shares redeemed | shares															15
Series BU Preference Shares [Member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Number of shares issued | shares														750
Par value per share | $ / shares														$ 1,000
Proceeds from issue of preference shares | $						$ 750
Percentage of semi annual cash dividend						7.408%
Percentage of premium						3.90%
Series BW Preference Shares [Member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Number of shares issued | shares												600
Par value per share | $ / shares												$ 1,000
Proceeds from issue of preference shares | $			$ 600
Percentage of semi annual cash dividend			6.698%
Percentage of premium			3.40%
Subordinated debenture [member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Proceeds from issuance of subordinated debentures | $	$ 1,250				$ 2,000
Interest rate	4.829%				5.096%
Earliest par value redemption date	Aug. 08, 2029				Apr. 03, 2029
Maturity	August 8, 2034				April 3, 2034
Borrowings, interest rate basis	Daily Compounded Canadian Overnight Repo Rate Average plus 1.55%				Daily Compounded Canadian Overnight Repo Rate Average plus 1.56%
Borrowings, adjustment to interest rate basis	1.55%				1.56%
Subordinated debenture [member] | July Twenty Five Two Thousand Twenty Nine [Member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Repayment of subordinated liabilities | $		$ 1,500
Borrowings, interest rate basis		2.740
Debt instrument percentage of principal amount redeemed		100.00%
U S Treasury Rate [Member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Interest rate				2.887%
Maturity				May 2, 2084
Fixed Rate [member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Interest rate				7.50%
Maturity				May 2, 2029
Top of range [member] | Series Bv Preferred Shares [Member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Par value per share | $ / shares				$ 5
Events after reporting period [member] | Series BB Preferred Shares [Member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Redemption price per share | $ / shares											$ 25
Number of shares redeemed | shares											20,000
Events after reporting period [member] | Series Az Preferred Shares [Member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Redemption price per share | $ / shares													$ 25
Number of shares redeemed | shares													20,000